LOAN COMMITMENTS (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 1,000,000	$ 336,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	3.50%	4.81%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	5.18%	5.75%
Maximum [Member]
Mortgage Loans On Real Estate Maturity Term	30 years	30 years
Minimum [Member]
Mortgage Loans On Real Estate Maturity Term	10 years	10 years